FAIR VALUE ELECTIONS - Valuation Adjustments, Fair Value Option for Financial Assets and Financial Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Option Quantitative Disclosures
Gain (loss) on change in estimated fair value of debt liabilities due to change in company's own credit risk	$ 218	$ (412)
Balance of non-accrual loans or loans more than 90 days past due	0	0
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	0	0
Consolidated VIEs
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	9	223
Certain loans and other credit product
Fair Value Option Quantitative Disclosures
Changes in fair value due to instrument-specific credit risk gain (loss)	(155)	4
Certain loans and other credit product | Trading assets
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	(26)	4
Balance of non-accrual loans or loans more than 90 days past due	13	97
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	28	41
Certain loans and other credit product | Loans
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	125	(79)
Balance of non-accrual loans or loans more than 90 days past due	3	5
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	1	5
Certain debt host contracts across unallocated precious metals accounts
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	1,200	1,300
Certain Investments in Unallocated Precious Metals | Forward derivative contract | Purchased
Fair Value Option Quantitative Disclosures
Derivative notionals	7,200
Certain Investments in Unallocated Precious Metals | Forward derivative contract | Sold
Fair Value Option Quantitative Disclosures
Derivative notionals	6,700
Mortgage loans
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	67	48
Mortgage loans | Consolidated VIEs
Fair Value Option Quantitative Disclosures
Changes in fair value due to instrument-specific credit risk gain (loss)	(48)	(156)
Corporate loans | Consolidated VIEs
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	9	7
Balance of non-accrual loans or loans more than 90 days past due	0	0
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	0	0
Consumer loans | Consolidated VIEs
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	0	212
Balance of non-accrual loans or loans more than 90 days past due	0	81
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	0	106
Carrying amount | Certain loans and other credit product | Trading assets
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	10,290	9,262
Carrying amount | Certain loans and other credit product | Loans
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	5,901	4,105
Carrying amount | Certain mortgage loans (HFS)
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	1,447	2,089
Carrying amount | Corporate loans | Consolidated VIEs
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	0	14
Carrying amount | Consumer loans | Consolidated VIEs
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	0	910
Fair value | Certain loans and other credit product
Fair Value Option Quantitative Disclosures
Unfunded lending commitments	$ 2,335	$ 2,308